LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$) EquityInstruments shares	Dec. 31, 2022 BRL (R$) EquityInstruments shares	Dec. 31, 2021 BRL (R$) EquityInstruments shares	Nov. 08, 2022 shares	Dec. 31, 2020 shares
Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	1,148,995,967	1,091,630,395	1,133,816,901	1,101,467,245	1,129,231,487
Treasury Stocks | Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	7,544,641	9,836,850	12,214,344		16,799,758
Restricted Shares and Performance Shares
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	10,812,887	8,534,567	12,469,334
Granted	7,697,990	5,922,879	2,228,196
Share Bonus | shares	664,433
Cancelled	(2,192,635)	(1,267,065)	(1,755,522)
Exercised	(2,674,136)	(2,377,494)	(4,407,441)
Balance, end of year	14,308,539	10,812,887	8,534,567
Fair value of options granted | R$	R$ 25.16	R$ 27.25
Expense from equity-settled long-term incentive plan | R$	R$ 157,979,000	R$ 104,714,000	R$ 65,289,000
Restricted Shares and Performance Shares | Awards granted in 2017 and later
LONG-TERM INCENTIVE PLANS
Grace period	3 years